Variable Interest Entity (VIE)	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Variable Interest Entity (VIE)
Variable Interest Entity (VIE)

As of December 31, 2015, the Company leased a jack-up rig from a VIE under a finance lease. The shares in North Atlantic Linus Ltd, the company which owned the newbuild jack-up rig, were sold by the Company to SFL Linus Ltd, a Ship Finance company, on June 30, 2013, while the West Linus rig was simultaneously leased back by the Company on a bareboat charter contract for a term of 15 years. The Company has four options to repurchase the unit during the charter period, and Ship Finance has an option to sell the asset at the end of the 15 year lease period.

The Company has determined that the Ship Finance subsidiary, which owns the rig, is a VIE, and that North Atlantic Drilling is the primary beneficiary of the risks and rewards connected with the ownership of the rig and the charter contract. Accordingly, the VIE is consolidated in our financial statements. The Company did not record any gain or loss from the sale of the shares, as the assets and liabilities continued to be reported at its original cost in the Company's balance sheet at the time of the transaction. At December 31, 2015, the asset is reported under Drilling unit in the Company’s balance sheet. Refer also to Note 21 - Related party transactions for additional details about the sales and leaseback contract.

The following table gives a summary of the sale and leaseback arrangement, as of December 31, 2015:

Unit	Effective from	Sale value (in US$ millions)	First repurchase option (in US$ millions)	Month of first repurchase option	Last repurchase option (in US$ millions)	Month of last repurchase option
West Linus	June 30, 2013	600	370	On the 5th anniversary*	170	On the 15th anniversary*
* Anniversaries of the drilling contract commencement date

Ship Finance has a right to require North Atlantic to purchase the rig on the 15th anniversary for the price of $100 million if North Atlantic doesn’t exercise the final repurchase option.

The bareboat charter rate is set on the basis of a Base LIBOR Interest Rate for the bareboat charter contract, and thereafter adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for the contract. A summary of the bareboat charter rate per day is given below. The amounts shown are based on the Base LIBOR Interest Rate. These lease costs are eliminated on consolidation.

		(In thousands of US$)
Unit	Base LIBOR interest rate	2016	2017	2018	2019	2020
West Linus	1%	222	222	222	172.6	140

The assets and liabilities in the accounts of the VIE as at December 31, 2015 and 2013 are as follows:

	December 31, 2015	December 31, 2014
(In millions of US$)	SFL Linus Ltd	SFL Linus Ltd

Investment in Finance Lease	530.4	574.5
Related party receivables	0.2	—
Total assets	530.6	574.5

Current position of long-term debt	51.4	51.5
Short-term related party liability	23.2	—
Total current liabilities	74.6	51.5

Interest bearing debt	302.3	399.7
Non-current related party liability	125.0	110.7
Derivative instruments - payable	2.3	2.5
Total non-current liabilities	429.6	512.9

Accumulated Other Comprehensive loss	(2.1)	(2.3)
Retained earnings	28.5	12.4
Total stockholders' equity	26.4	10.1
Total liabilities and stockholders' equity	530.6	574.5

Book value of the unit in the Company’s consolidated accounts	559.1	581.0

Historically the Company presented balances due to/from Ship Finance on a gross basis. From June 30, 2015 the Company have elected to represent this on a net basis, due to the fact that the right of offset is established in the long-term loan agreements, and the balances are intended to be settled on a net basis, providing a more appropriate description of the Company’s related party net debt position. Accordingly the Company has represented $14.3 million from Amounts due from related parties (Current assets) and offset against Long-term debt due to related parties (Non-current liabilities) as at December 31, 2014. There is no corresponding offsetting impact as at December 31, 2015 as the short term trading balances are in a liability position of 23.2 million.